UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 92.0%
Brazil – 5.8%
460,200	Ambev SA ADR (Food, Beverage & Tobacco)	$ 2,149,134
124,600	Banco Bradesco SA ADR (Banks)*	569,422
311,700	Banco Santander Brasil SA ADR (Banks)(a)	997,440
443,700	BB Seguridade Participacoes SA (Insurance)	2,565,823
2,527,400	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	6,483,105
35,000	BRF SA (Food, Beverage & Tobacco)	422,034
232,500	Grendene SA (Consumer Durables & Apparel)	887,032
560,302	Itau Unibanco Holding SA ADR (Banks)(a)	3,524,300
2,241,800	JBS SA (Food, Beverage & Tobacco)	6,053,163
543,500	MRV Engenharia e Participacoes SA (Consumer Durables & Apparel)	1,243,318
26,700	Smiles SA (Media)	190,113

		25,084,884

Chile – 0.1%
10,675	Companhia Cervecerias Unidas SA ADR (Food, Beverage & Tobacco)	230,473

China – 25.8%
3,608,000	Air China Ltd. Class H (Transportation)	2,345,741
11,085,000	Bank of Communications Co. Ltd. Class H (Banks)	6,777,146
5,680,000	China Construction Bank Corp. Class H (Banks)	3,467,612
3,783,500	China Merchants Bank Co. Ltd. Class H (Banks)	7,354,646
8,610,000	China Southern Airlines Co. Ltd. Class H (Transportation)	5,221,143
15,454,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	7,268,706
1,473,200	China Vanke Co. Ltd. Class H (Real Estate)	3,374,468
12,335,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	6,313,632
83,500	Ctrip.com International Ltd. ADR (Retailing)*	3,563,780
84,700	Dalian Wanda Commercial Properties Co. Ltd. Class H (Real Estate)(b)	408,924
5,136,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	6,114,129
9,982,000	Evergrande Real Estate Group Ltd. (Real Estate)(a)	6,615,659
15,789,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	8,217,246
3,895,000	Metallurgical Corp of China Ltd. Class H (Capital Goods)	904,912
41,400	NetEase, Inc. ADR (Software & Services)	6,464,196
41,500	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)	1,303,515

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,732,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	$ 2,962,682
7,986,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,492,404
6,208,000	Sino-Ocean Land Holdings Ltd. Class H (Real Estate)	3,147,545
705,700	Tencent Holdings Ltd. (Software & Services)	13,257,774
15,893,000	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	6,375,122
1,366,000	Tianneng Power International Ltd. (Automobiles & Components)*	1,021,396
1,775,000	Travelsky Technology Ltd. Class H (Software & Services)	2,710,860
594,000	Xinhua Winshare Publishing and Media Co. Ltd. Class H (Retailing)	478,306
1,402,000	Zhejiang Expressway Co. Ltd. Class H (Transportation)	1,229,554

		111,391,098

Hong Kong – 2.1%
392,000	China Mobile Ltd. (Telecommunication Services)	4,305,799
672,000	China Resources Land Ltd. (Real Estate)	1,660,769
2,268,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	772,148
3,277,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,258,138

		8,996,854

India – 9.8%
58,196	Bajaj Holdings & Investment Ltd. (Diversified Financials)	1,270,106
30,764	Bharat Electronics Ltd. (Capital Goods)	561,599
469,893	Bharat Petroleum Corp. Ltd. (Energy)	6,193,675
433,692	Cadila Healthcare Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,953,368
1,455,366	Dish TV India Ltd. (Media)*	1,970,011
50,043	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	845,001
101,328	Dr Reddy’s Laboratories Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	4,552,667
103,890	HCL Technologies Ltd. (Software & Services)	1,332,790
116,531	Housing Development & Infrastructure Ltd. (Real Estate)*	127,292
449,242	Indian Oil Corp. Ltd. (Energy)	2,672,806
277,659	Infosys Ltd. ADR (Software & Services)	4,972,873
77,421	Mindtree Ltd. (Software & Services)	1,683,488
14,896	Oracle Financial Services Software Ltd. (Software & Services)	798,747
186,538	Power Finance Corp. Ltd. (Diversified Financials)	485,539

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
161,782	Rajesh Exports Ltd. (Consumer Durables & Apparel)	$ 1,737,072
48,621	Reliance Industries Ltd. (Energy)	745,748
47,861	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	989,998
797,976	Wipro Ltd. (Software & Services)	6,641,912
98,400	WNS Holdings Ltd. ADR (Software & Services)*	2,823,096

		42,357,788

Indonesia – 0.8%
1,609,000	PT Astra International Tbk (Automobiles & Components)	764,995
491,900	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	405,684
22,200	PT Hanjaya Mandala Sampoerna Tbk (Food, Beverage & Tobacco)	167,300
6,633,800	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	1,627,531
201,700	PT Unilever Indonesia Tbk (Household & Personal Products)	541,058

		3,506,568

Malaysia – 1.3%
70,200	British American Tobacco Malaysia Bhd (Food, Beverage & Tobacco)	978,238
172,400	Kossan Rubber Industries (Health Care Equipment & Services)	295,335
69,000	Petronas Dagangan Bhd (Energy)	424,130
3,056,600	Top Glove Corp Bhd (Health Care Equipment & Services)	3,998,368

		5,696,071

Mexico – 7.7%
188,000	Controladora Vuela Cia de Aviacion SAB de CV ADR (Transportation)*	3,184,720
450,600	Gruma SAB de CV Class B (Food, Beverage & Tobacco)	6,826,915
380,700	Grupo Aeroportuario del Centro Norte Sab de CV (Transportation)*(a)	1,771,293
39,530	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	3,322,101
266,300	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation)	2,236,669
47,998	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)(a)	6,561,327
880,200	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	2,104,201
2,955,700	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	7,427,647

		33,434,873

Netherlands – 0.6%
504,362	Steinhoff International Holdings NV (Consumer Durables & Apparel)	2,422,551

Shares	Description	Value
Common Stocks – (continued)
Philippines – 0.6%
56,985	Globe Telecom, Inc. (Telecommunication Services)	$ 2,239,157
62,350	Manila Electric Co. (Utilities)	406,615

		2,645,772

Qatar – 0.5%
244,930	Barwa Real Estate Co. (Real Estate)	2,182,017

Russia – 3.7%
158,799	Lukoil PJSC ADR (Energy)(a)	5,402,510
480,310	MMC Norilsk Nickel PJSC ADR (Materials)	5,565,279
299,840	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	382,837
418,810	OAO Rosneft GDR (Energy)	1,504,905
2,291,590	Sberbank of Russia PJSC (Banks)	2,946,889

		15,802,420

South Africa – 4.7%
53,276	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	907,033
404,871	AVI Ltd. (Food, Beverage & Tobacco)	2,031,431
320,091	Barclays Africa Group Ltd. (Banks)	2,919,721
450,999	Hyprop Investments Ltd. (REIT)	2,879,661
19,141	Imperial Holdings Ltd. (Retailing)	147,000
74,104	JSE Ltd. (Diversified Financials)	603,820
41,572	Liberty Holdings Ltd. (Insurance)	293,106
94,015	Mondi Ltd. (Materials)	1,555,650
303,522	MTN Group Ltd. (Telecommunication Services)	2,682,196
290,591	Nedbank Group Ltd. (Banks)	3,452,090
541,558	RMB Holdings Ltd. (Diversified Financials)	1,934,353
144,263	Standard Bank Group Ltd. (Banks)	1,027,151

		20,433,212

South Korea – 14.0%
7,717	CJ Corp. (Capital Goods)*	1,906,703
23,642	Daou Technology, Inc. (Software & Services)*	406,768
275,983	Hanwha Chemical Corp. (Materials)*	6,071,942
37,137	Hyosung Corp. (Materials)*	3,401,186
107,231	Interpark Holdings Corp. (Retailing)*	972,042
168,909	Korea Electric Power Corp. (Utilities)*	7,414,812
16,294	Korea Petro Chemical Ind (Materials)*	2,735,314
78,627	KT&G Corp. (Food, Beverage & Tobacco)	6,809,421
145,962	Kwang Dong Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,519,247
7,887	LG Corp. (Capital Goods)*	488,018
1,139	LG Household & Health Care Ltd. (Household & Personal Products)	949,490
104,903	LG Uplus Corp. (Telecommunication Services)	850,787
25,460	Lotte Chemical Corp. (Materials)	5,921,452
10,058	S&T Motiv Co. Ltd. (Automobiles & Components)*	711,450

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
11,630	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	$ 11,251,476
54,577	Seoul Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	713,810
1,683	SK Holdings Co. Ltd. (Capital Goods)*	332,870
93,168	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	2,150,413
47,856	SK Innovation Co. Ltd. (Energy)*	5,288,740
11,844	S-Oil Corp. (Energy)	779,772

		60,675,713

Taiwan – 12.5%
38,000	Elite Advanced Laser Corp. (Semiconductors & Semiconductor Equipment)	145,615
6,300,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	6,955,917
930,000	Getac Technology Corp. (Technology Hardware & Equipment)	564,607
3,632,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	8,544,666
543,000	Kung Long Batteries Industrial Co. Ltd. (Capital Goods)	2,235,629
1,220,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	1,548,065
152,000	Namchow Chemical Industrial Co. Ltd. (Food, Beverage & Tobacco)	277,410
552,000	Nien Hsing Textile Co. Ltd. (Consumer Durables & Apparel)	357,509
2,094,000	Pou Chen Corp. (Consumer Durables & Apparel)	2,621,111
481,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,010,187
72,000	St. Shine Optical Co. Ltd. (Health Care Equipment & Services)	1,398,060
985,000	Systex Corp. (Software & Services)	1,521,281
801,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	17,915,760
3,813,000	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	6,376,254
103,000	United Integrated Services Co. Ltd. (Capital Goods)	133,337
1,496,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	2,384,112

		53,989,520

Thailand – 0.8%
1,180,100	CP ALL PCL (Food & Staples Retailing)	1,353,857
186,800	Thai Oil PCL (Energy)	339,037
155,850	The Siam Cement PCL (Registered) (Materials)	1,897,041

		3,589,935

Shares	Description	Value
Common Stocks – (continued)
Turkey – 1.0%
104,827	Aksa Akrilik Kimya Sanayii AS (Consumer Durables & Apparel)	$ 365,690
75,652	Koza Altin Isletmeleri AS (Materials)	322,269
564,135	TAV Havalimanlari Holding AS (Transportation)	3,347,862
84,634	Turkiye Halk Bankasi AS (Banks)	292,944

		4,328,765

United Arab Emirates – 0.2%
692,708	Emaar Properties PJSC (Real Estate)	932,738

TOTAL COMMON STOCKS (Cost $413,829,509)		$397,701,252

Shares	Description	Rate	Value
Preferred Stocks – 1.2%
Brazil – 0.6%
423,150	Itau Unibanco Holding SA (Banks)	0.015%	$ 2,639,530

South Korea – 0.6%
4,991	LG Household & Health Care Ltd. (Household & Personal Products)	4,050	2,399,810

TOTAL PREFERRED STOCKS (Cost $4,834,177)			$ 5,039,340

Shares	Description	Value
Exchange Traded Fund – 4.7%
United States – 4.7%
664,021	Vanguard FTSE Emerging Markets Fund	$ 20,471,767
(Cost $20,145,235)

Units	Description	Expiration Month	Value
Warrant* – 0.0%
Thailand – 0.0%
1,567,600	BTS Group Holdings PCL (Transportation)	11/18	$ 26,761
(Cost $0)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $438,808,921)			$423,239,120

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 2.1%
Goldman Sachs Financial Square Money Market Fund – FST Shares
8,983,245	0.365%	$ 8,983,245
(Cost $8,983,245)

TOTAL INVESTMENTS – 100.0% (Cost $447,792,166)		$432,222,365

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(166,645)

NET ASSETS – 100.0%		$432,055,720

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $408,924, which represents approximately 0.1% of net assets as of January 31, 2016.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$461,826,481

Gross unrealized gain	29,151,601
Gross unrealized loss	(58,755,717)

Net unrealized security loss	$(29,604,116)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 92.7%
Australia – 3.8%
226,286	Australian Pharmaceutical Industries Ltd. (Health Care Equipment & Services)	$ 337,564
5,246	Blackmores Ltd. (Household & Personal Products)(a)	715,265
115,051	Caltex Australia Ltd. (Energy)	3,076,755
379,097	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	2,269,572
69,454	Domino’s Pizza Enterprises Ltd. (Consumer Services)	2,982,315
131,613	Evolution Mining Ltd. (Materials)	135,925
21,172	JB Hi-Fi Ltd. (Retailing)(a)	354,958
883,484	Mirvac Group (REIT)	1,206,323
35,938	Newcrest Mining Ltd. (Materials)*	337,842
412,818	Northern Star Resources Ltd. (Materials)	870,402
1,700,558	Qantas Airways Ltd. (Transportation)*	4,728,928
385,764	Regis Resources Ltd. (Materials)	646,854
580,973	The Star Entertainment Grp Ltd. (Consumer Services)	2,242,517
733,260	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	4,772,435
81,802	Woodside Petroleum Ltd. (Energy)	1,648,667

		26,326,322

Austria – 0.0%
4,060	Strabag SE (Capital Goods)	98,872
13,782	Wienerberger AG (Capital Goods)	210,902

		309,774

Belgium – 0.7%
11,221	Delhaize Group (Food & Staples Retailing)	1,177,757
56,617	KBC Groep NV (Banks)	3,244,539
6,693	Melexis NV (Semiconductors & Semiconductor Equipment)	336,360

		4,758,656

China – 0.2%
3,978,000	FIH Mobile Ltd. (Technology Hardware & Equipment)	1,423,534
127,000	Fosun International Ltd. (Capital Goods)	168,263

		1,591,797

Denmark – 2.6%
3,591	Chr. Hansen Holding A/S (Materials)	219,866
191,789	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	10,714,946
7,633	Royal Unibrew A/S (Food, Beverage & Tobacco)	320,041
197,321	TDC A/S (Telecommunication Services)	847,385
90,824	Vestas Wind Systems A/S (Capital Goods)	5,943,008

		18,045,246

Shares	Description	Value
Common Stocks – (continued)
Finland – 0.4%
30,483	Finnair OYJ (Transportation)*	$ 163,130
29,761	Kone OYJ Class B (Capital Goods)	1,308,119
92,394	UPM-Kymmene OYJ (Materials)	1,505,728

		2,976,977

France – 9.9%
1,792	Adocia (Pharmaceuticals, Biotechnology & Life Sciences)*	114,906
15,955	Airbus Group SE (Capital Goods)	1,003,506
1,909	Alten SA (Software & Services)	107,454
237,452	AXA SA (Insurance)	5,868,088
6,176	Christian Dior SE (Consumer Durables & Apparel)	1,044,526
53,427	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	4,874,322
9,125	Gecina SA (REIT)	1,172,994
29,388	L’Oreal SA (Household & Personal Products)	5,023,135
712,142	Natixis SA (Banks)	3,484,216
147,145	Orange SA (Telecommunication Services)	2,612,655
280,136	Peugeot SA (Automobiles & Components)*	4,165,553
52,697	Renault SA (Automobiles & Components)	4,471,494
75,258	Safran SA (Capital Goods)	4,875,400
64,597	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	5,371,930
1,220	Sartorius Stedim Biotech (Health Care Equipment & Services)	444,463
142,574	SCOR SE (Insurance)	4,969,877
957	Societe BIC SA (Commercial & Professional Services)	155,863
120,879	Societe Generale SA (Banks)	4,611,244
22,887	UBISOFT Entertainment (Software & Services)*	628,654
13,740	Unibail-Rodamco SE (REIT)*	3,463,327
31,310	Valeo SA (Automobiles & Components)	4,068,366
83,501	Vinci SA (Capital Goods)	5,656,962

		68,188,935

Germany – 10.8%
65,535	ADVA Optical Networking SE (Technology Hardware & Equipment)*	618,719
27,019	Allianz SE (Registered) (Insurance)	4,372,658
122,431	BASF SE (Materials)	8,160,420
3,705	Bechtle AG (Software & Services)	327,092
5,162	CTS Eventim AG & Co. KGaA (Media)	189,889

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
551,982	Deutsche Telekom AG (Registered) (Telecommunication Services)	$ 9,611,593
4,089	Duerr AG (Capital Goods)	276,885
141,193	Evonik Industries AG (Materials)	4,358,938
182,853	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	683,504
7,065	Fraport AG Frankfurt Airport Services Worldwide (Transportation)	428,504
112,280	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	7,450,660
39,528	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,808,454
12,366	GFT Technologies SE (Software & Services)	370,333
45,949	Hannover Rueck SE (Insurance)	4,836,020
9,420	Hella KGaA Hueck & Co. (Automobiles & Components)	393,534
382,393	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	5,116,970
29,471	Jenoptik AG (Technology Hardware & Equipment)	397,240
53,201	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	4,632,345
37,893	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	7,300,898
4,017	Nemetschek AG (Software & Services)	184,380
48,216	OSRAM Licht AG (Capital Goods)	2,152,674
2,250	Pfeiffer Vacuum Technology AG (Capital Goods)	207,301
95,373	ProSiebenSat.1 Media SE (Registered) (Media)	4,765,205
48,664	Rheinmetall AG (Capital Goods)	3,477,036
46,045	Software AG (Software & Services)	1,557,765
1,854	zooplus AG (Retailing)*	234,517

		74,913,534

Hong Kong – 2.8%
352,000	AIA Group Ltd. (Insurance)	1,956,932
158,500	BOC Hong Kong Holdings Ltd. (Banks)	421,945
7,548,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	2,569,741
743,000	CLP Holdings Ltd. (Utilities)	6,241,290
56,000	Hang Lung Group Ltd. (Real Estate)	154,712
52,800	Jardine Strategic Holdings Ltd. (Capital Goods)	1,433,834
226,000	NWS Holdings Ltd. (Capital Goods)	336,956
216,000	Sino Land Co. Ltd. (Real Estate)	277,498

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
48,000	Swire Pacific Ltd. Class A (Real Estate)	$ 463,047
1,762,000	The United Laboratories International Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	670,062
500,000	Wheelock & Co. Ltd. (Real Estate)	1,914,235
921,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	3,182,582

		19,622,834

Ireland – 0.2%
13,689	DCC PLC (Capital Goods)	1,056,832

Italy – 1.4%
74,894	ERG SpA (Energy)	939,706
123,139	Finmeccanica SpA (Capital Goods)*	1,466,941
1,282,074	Intesa Sanpaolo SpA (Banks)	3,652,845
1,575,824	Saras SpA (Energy)*(a)	3,307,731

		9,367,223

Japan – 26.3%
14,300	AEON Financial Service Co. Ltd. (Diversified Financials)	328,972
58,200	Alpine Electronics, Inc. (Consumer Durables & Apparel)	663,307
17,300	Amada Holdings Co. Ltd. (Capital Goods)	163,393
816,000	Asahi Glass Co. Ltd. (Capital Goods)	4,975,362
171,600	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	5,507,816
450,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	6,240,646
31,500	Central Japan Railway Co. (Transportation)	5,846,830
63,400	Chubu Electric Power Co., Inc. (Utilities)	814,276
230,100	Daiwa House Industry Co. Ltd. (Real Estate)	6,496,442
11,900	Duskin Co. Ltd. (Commercial & Professional Services)	212,025
3,200	Dydo Drinco, Inc. (Food, Beverage & Tobacco)	144,499
232,000	Gree, Inc. (Software & Services)(a)	1,022,991
14,000	Heiwa Corp. (Consumer Durables & Apparel)	272,691
13,600	Honda Motor Co. Ltd. (Automobiles & Components)	368,655
27,800	Hoya Corp. (Health Care Equipment & Services)	1,073,143
59,700	Idemitsu Kosan Co. Ltd. (Energy)	895,429
174,700	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)	3,114,363
185,400	Isuzu Motors Ltd. (Automobiles & Components)	1,878,648
34,100	IT Holdings Corp. (Software & Services)	752,482

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
95,100	Itochu Techno-Solutions Corp. (Software & Services)	$ 1,544,264
12,600	Jafco Co. Ltd. (Diversified Financials)	408,742
125,100	Japan Airlines Co. Ltd. (Transportation)	4,695,423
1,169,000	JX Holdings, Inc. (Energy)	4,464,416
39,900	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,635,493
109,500	KDDI Corp. (Telecommunication Services)	2,772,826
183,800	Kinden Corp. (Capital Goods)	2,279,319
367,100	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	5,213,209
12,700	Kokuyo Co. Ltd. (Commercial & Professional Services)	136,311
2,800	Kusuri No Aoki Co. Ltd. (Food & Staples Retailing)	120,931
22,100	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	409,174
24,000	Makino Milling Machine Co. Ltd. (Capital Goods)	157,897
53,400	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	2,499,034
55,500	Medipal Holdings Corp. (Health Care Equipment & Services)	900,192
311,700	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	5,121,802
1,557,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	7,988,754
45,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,222,245
33,600	NET One Systems Co. Ltd. (Software & Services)	189,084
911,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	4,715,039
99,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	4,248,748
217,500	Nippon Television Holdings, Inc. (Media)	4,041,177
581,100	Nissan Motor Co. Ltd. (Automobiles & Components)	5,779,458
8,200	Nomura Real Estate Holdings, Inc. (Real Estate)	144,001
38,800	Nomura Research Institute Ltd. (Software & Services)	1,407,976
189,200	NTT DOCOMO, Inc. (Telecommunication Services)	4,196,124
528,500	ORIX Corp. (Diversified Financials)	7,474,293
249,000	Osaka Gas Co. Ltd. (Utilities)	944,415
12,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	417,155
5,200	Paltac Corp. (Retailing)	90,041
9,600	Parco Co. Ltd. (Retailing)	81,441
11,200	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	192,207

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
46,700	Sankyo Co. Ltd. (Consumer Durables & Apparel)	$ 1,785,992
91,800	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,466,497
361,300	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	4,415,844
356,300	Sekisui House Ltd. (Consumer Durables & Apparel)	5,608,506
87,800	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,831,542
99,500	SoftBank Group Corp. (Telecommunication Services)	4,381,534
162,100	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	4,807,363
648,000	Sumitomo Chemical Co. Ltd. (Materials)	3,292,485
435,000	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,846,871
62,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,086,723
43,100	Suzuken Co. Ltd. (Health Care Equipment & Services)	1,490,828
12,400	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	835,988
9,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	460,026
495,000	Teijin Ltd. (Materials)	1,813,644
73,700	The Kansai Electric Power Co., Inc. (Utilities)*	801,171
15,300	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	355,213
53,200	Tohoku Electric Power Co., Inc. (Utilities)	668,102
62,100	Tokio Marine Holdings, Inc. (Insurance)	2,221,916
74,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,791,541
6,600	Toppan Forms Co. Ltd. (Commercial & Professional Services)	79,293
466,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	4,055,080
27,400	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	948,883
8,300	Toyota Industries Corp. (Automobiles & Components)	416,579
61,100	Toyota Motor Corp. (Automobiles & Components)	3,680,026
8,500	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	231,537
33,100	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	125,935
77,400	West Japan Railway Co. (Transportation)	5,014,658

		181,776,938

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – 4.2%
6,578	Aalberts Industries NV (Capital Goods)	$ 207,765
21,827	Euronext NV (Diversified Financials)(b)	1,058,095
69,603	Heineken Holding NV (Food, Beverage & Tobacco)	5,326,578
50,639	Heineken NV (Food, Beverage & Tobacco)	4,397,094
824,736	ING Groep NV CVA (Banks)	9,395,631
11,447	Koninklijke Ahold NV (Food & Staples Retailing)	258,927
11,096	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	829,759
38,360	Royal Dutch Shell PLC Class A (Energy)	838,725
191,593	Wolters Kluwer NV (Media)	6,524,401

		28,836,975

New Zealand – 0.1%
28,160	EBOS Group Ltd. (Health Care Equipment & Services)	246,129
125,949	Nuplex Industries Ltd. (Materials)	339,570

		585,699

Norway – 1.6%
181,344	DNB ASA (Banks)	2,188,108
1,183,984	Norsk Hydro ASA (Materials)	3,936,059
506,709	Orkla ASA (Food, Beverage & Tobacco)	4,105,061
25,892	Yara International ASA (Materials)	981,559

		11,210,787

Portugal – 0.0%
110,281	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	331,500

Singapore – 0.5%
258,900	Singapore Airlines Ltd. (Transportation)	2,014,130
234,700	Venture Corp. Ltd. (Technology Hardware & Equipment)	1,285,860

		3,299,990

South Africa – 0.6%
240,705	Mondi PLC (Materials)	3,924,218

Spain – 1.8%
17,432	Banco Santander SA (Banks)	74,703
218,850	Endesa SA (Utilities)	4,236,776
212,327	Gamesa Corp. Tecnologica SA (Capital Goods)	3,968,091
50,462	Red Electrica Corp. SA (Utilities)	4,085,604

		12,365,174

Sweden – 3.0%
24,654	Atlas Copco AB Class B (Capital Goods)	503,522
76,472	BillerudKorsnas AB (Materials)	1,218,577
79,524	Electrolux AB Series B (Consumer Durables & Apparel)	1,732,210
34,943	Inwido AB (Capital Goods)	387,298

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
95,153	Nobia AB (Consumer Durables & Apparel)	$ 1,062,987
374,083	Nordea Bank AB (Banks)	3,766,905
218,385	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	6,472,419
155,170	Swedish Match AB (Food, Beverage & Tobacco)	5,519,829

		20,663,747

Switzerland – 6.4%
69,869	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	9,207,308
66,190	Adecco SA (Registered) (Commercial & Professional Services)*	4,063,414
51,191	Ascom Holding AG (Registered) (Technology Hardware & Equipment)	817,142
371	Autoneum Holding AG (Automobiles & Components)*	80,941
1,156	Flughafen Zuerich AG (Registered) (Transportation)	852,344
455	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	482,896
1,543	Georg Fischer AG (Registered) (Capital Goods)	1,019,709
36,656	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	5,615,675
1,050	Mobimo Holding AG (Registered) (Real Estate)*	221,682
13,644	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,005,187
28,833	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,233,792
11,577	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,998,724
80,285	Swiss Re AG (Insurance)	7,473,432
37,903	Temenos Group AG (Registered) (Software & Services)*	1,842,329
11,576	Wolseley PLC (Capital Goods)	574,247
1,711	Ypsomed Holding AG (Registered) (Health Care Equipment & Services)*	238,508
26,677	Zurich Insurance Group AG (Insurance)*	5,913,370

		44,640,700

United Kingdom – 15.3%
246,001	3i Group PLC (Diversified Financials)	1,559,709
15,831	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,019,367

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
128,102	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(c)	$ 4,127,446
91,639	BAE Systems PLC (Capital Goods)	677,749
489,992	Beazley PLC (Insurance)	2,634,628
13,850	Bellway PLC (Consumer Durables & Apparel)	549,952
86,853	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	4,390,994
41,613	Booker Group PLC (Food & Staples Retailing)	99,030
314,403	BP PLC ADR (Energy)(c)	10,177,225
276,790	British American Tobacco PLC (Food, Beverage & Tobacco)	15,423,706
17,085	Britvic PLC (Food, Beverage & Tobacco)	176,387
509,414	BT Group PLC (Telecommunication Services)	3,545,322
327,710	DS Smith PLC (Materials)	1,714,657
94,120	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	3,886,215
1,066,383	HSBC Holdings PLC (Banks)	7,520,693
145,230	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	7,863,572
148,656	Inchcape PLC (Retailing)	1,528,525
842,696	Man Group PLC (Diversified Financials)	1,970,779
571,579	National Grid PLC (Utilities)	8,052,812
113,097	Persimmon PLC (Consumer Durables & Apparel)*	3,300,090
183,097	Prudential PLC (Insurance)	3,597,158
102,714	Reckitt Benckiser Group PLC (Household & Personal Products)	9,135,495
311,008	RELX NV (Media)	5,189,624
94,460	Severn Trent PLC (Utilities)	2,964,254
28,601	Unilever NV CVA (Household & Personal Products)	1,266,914
77,218	Unilever PLC (Household & Personal Products)	3,394,873
25,889	United Utilities Group PLC (Utilities)	354,204

		106,121,380

United States – 0.1%
11,244	Carnival PLC ADR (Consumer Services)(a)	565,910

TOTAL COMMON STOCKS (Cost $646,720,692)		$641,481,148

Shares	Description	Rate	Value
Preferred Stock – 0.1%
Germany – 0.1%
2,423	Sartorius AG (Health Care Equipment & Services)	1.080%	$ 621,430
(Cost $583,081)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $647,303,773)			$642,102,578

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.8%
Goldman Sachs Financial Square Money Market Fund – FST Shares
5,473,881	0.365%	$ 5,473,881
(Cost $5,473,881)

TOTAL INVESTMENTS – 93.6% (Cost $652,777,654)		$647,576,459

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.4%		44,538,345

NET ASSETS – 100.0%		$692,114,804

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,058,095, which represents approximately 0.2% of net assets as of January 31, 2016.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an affiliated issuer.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	554	March 2016	$18,172,487	$(369,626)
FTSE 100 Index	101	March 2016	8,644,968	(37,692)
Hang Seng Index	7	February 2016	887,185	10,552
MSCI Singapore Index	28	February 2016	579,615	5,222
SPI 200 Index	38	March 2016	3,338,280	(32,728)
TSE TOPIX Index	68	March 2016	8,082,600	(180,429)

TOTAL				$(604,701)

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$655,023,667

Gross unrealized gain	36,930,855
Gross unrealized loss	(44,378,063)

Net unrealized security loss	$(7,447,208)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.6%
Australia – 5.4%
116,528	Abacus Property Group (REIT)	$ 250,882
160,531	Altium Ltd. (Software & Services)	564,805
1,458,877	Australian Pharmaceutical Industries Ltd. (Health Care Equipment & Services)	2,176,293
535,201	BT Investment Management Ltd. (Diversified Financials)	4,093,322
55,252	Domino’s Pizza Enterprises Ltd. (Consumer Services)	2,372,489
2,006,831	Downer EDI Ltd. (Commercial & Professional Services)	4,493,015
1,840,317	Evolution Mining Ltd. (Materials)	1,900,605
817,934	Investa Office Fund (REIT)	2,287,643
400,663	Japara Healthcare Ltd. (Health Care Equipment & Services)	820,393
401,553	JB Hi-Fi Ltd. (Retailing)(a)	6,732,223
197,568	Macquarie Atlas Roads Group (Transportation)	604,884
241,097	Magellan Financial Group Ltd. (Diversified Financials)	3,952,045
1,456,154	Northern Star Resources Ltd. (Materials)	3,070,214
403,032	Orora Ltd. (Materials)	629,333
858,590	Pact Group Holdings Ltd. (Materials)	3,055,847
467,416	Premier Investments Ltd. (Retailing)	4,394,971
105,882	Programmed Maintenance Services Ltd. (Commercial & Professional Services)	152,058
485,828	Regis Resources Ltd. (Materials)(a)	814,642
1,071,414	SAI Global Ltd. (Commercial & Professional Services)	3,101,722
805,830	Sandfire Resources NL (Materials)	2,918,094
180,886	Select Harvests Ltd. (Food, Beverage & Tobacco)(a)	689,354
3,863,667	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	2,273,521
521,446	Spotless Group Holdings Ltd. (Commercial & Professional Services)	389,569
175,745	St. Barbara Ltd. (Materials)*	183,830
557,051	Super Retail Group Ltd. (Retailing)(a)	4,071,712
3,351,805	The Star Entertainment Grp Ltd. (Consumer Services)	12,937,743

		68,931,209

Austria – 1.0%
84,754	Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	1,100,601
340,292	BUWOG AG (Real Estate)*	6,994,995
22,924	Flughafen Wien AG (Transportation)	2,015,337
22,652	Lenzing AG (Materials)	1,511,352
12,433	Porr AG (Capital Goods)	333,468
24,771	S IMMO AG (Real Estate)*	205,917

Shares	Description	Value
Common Stocks – (continued)
Austria – (continued)
40,108	UNIQA Insurance Group AG (Insurance)	$ 253,729
37,997	Wienerberger AG (Capital Goods)	581,457

		12,996,856

Belgium – 1.7%
399,433	Agfa-Gevaert NV (Health Care Equipment & Services)*	1,704,692
5,765	Barco NV (Technology Hardware & Equipment)	362,036
4,625	Befimmo SA (REIT)	265,294
166,025	bpost SA (Transportation)	3,938,599
25,679	Cie d’Entreprises CFE (Capital Goods)	2,631,221
48,570	D’ieteren SA NV (Retailing)	1,589,744
26,733	Econocom Group SA/NV (Software & Services)	250,647
174,303	Fagron (Health Care Equipment & Services)(a)	1,300,400
8,699	Gimv NV (Diversified Financials)	419,186
11,661	KBC Ancora (Diversified Financials)	436,491
73,346	Melexis NV (Semiconductors & Semiconductor Equipment)	3,686,041
34,818	Tessenderlo Chemie NV (Materials)*	922,070
40,868	Warehouses De Pauw SCA (REIT)	3,314,442

		20,820,863

Bermuda – 0.6%
562,455	Hiscox Ltd. (Insurance)	7,988,625

China – 0.4%
14,229,000	FIH Mobile Ltd. (Technology Hardware & Equipment)	5,091,873

Denmark – 1.9%
63,001	Alm Brand A/S (Insurance)	422,012
262,070	Bakkafrost P/F (Food, Beverage & Tobacco)	8,728,675
76,771	Dfds A/S (Transportation)	2,724,379
4,104	NKT Holding A/S (Capital Goods)	228,141
5,077	PER Aarsleff A/S Class B (Capital Goods)	1,556,636
6,145	Rockwool International A/S Class B (Capital Goods)	930,959
162,951	Royal Unibrew A/S (Food, Beverage & Tobacco)	6,832,300
24,541	Schouw & Co. A/S (Food, Beverage & Tobacco)	1,449,889
5,172	SimCorp A/S (Software & Services)	253,758
113,399	Spar Nord Bank A/S (Banks)	933,212
16,688	Topdanmark A/S (Insurance)*	424,089

		24,484,050

Finland – 0.6%
8,761	Amer Sports OYJ (Consumer Durables & Apparel)	239,801

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Finland – (continued)
10,321	Cramo OYJ (Capital Goods)	$ 198,504
130,114	Oriola-KD OYJ Class B (Health Care Equipment & Services)*	591,359
618,605	Sponda OYJ (Real Estate)	2,530,241
97,944	Tieto OYJ (Software & Services)	2,636,934
137,644	YIT OYJ (Capital Goods)	733,309

		6,930,148

France – 4.3%
32,526	ABC Arbitrage (Diversified Financials)	175,825
52,273	Adocia (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	3,351,831
260,970	Air France-KLM (Transportation)*(a)	2,095,537
24,541	Alten SA (Software & Services)	1,381,359
39,576	Assystem (Commercial & Professional Services)(a)	960,616
21,396	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,610,891
20,806	Cegid Group SA (Software & Services)	1,126,957
128,405	Coface SA (Insurance)	1,053,099
116,078	Derichebourg SA (Commercial & Professional Services)*	367,778
159,010	Elior (Commercial & Professional Services)(b)	3,194,809
12,279	Euler Hermes Group (Insurance)	1,050,009
223,924	Faurecia (Automobiles & Components)	8,133,823
11,796	Guerbet (Health Care Equipment & Services)	967,594
185,346	Havas SA (Media)	1,476,867
253,081	Innate Pharma SA (Pharmaceuticals, Biotechnology & Life Sciences)*	3,376,795
52,798	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	3,043,257
100,996	IPSOS (Media)	2,071,105
108,651	Saft Groupe SA (Capital Goods)	2,840,015
6,104	Sartorius Stedim Biotech (Health Care Equipment & Services)	2,223,771
22,843	Solocal Group (Media)*	154,620
1,437	Sopra Steria Group (Software & Services)	155,769
68,189	Technicolor SA (Registered) (Media)	484,573
32,377	Teleperformance (Commercial & Professional Services)	2,697,501
400,454	UBISOFT Entertainment (Software & Services)*	10,999,571

		54,993,972

Germany – 6.4%
226,123	Aareal Bank AG (Banks)	6,188,019
182,806	ADVA Optical Networking SE (Technology Hardware & Equipment)*	1,725,880

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
4,156	Amadeus Fire AG (Commercial & Professional Services)	$ 299,175
31,887	AURELIUS SE & Co. KGaA (Diversified Financials)	1,609,891
20,325	Bechtle AG (Software & Services)	1,794,373
37,608	CENTROTEC Sustainable AG (Capital Goods)	517,081
27,936	CTS Eventim AG & Co. KGaA (Media)	1,027,653
82,672	Deutsche Beteiligungs AG (Diversified Financials)	2,452,114
59,565	DIC Asset AG (Real Estate)	578,769
1,133,486	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	4,236,967
156,816	Freenet AG (Telecommunication Services)	4,876,648
159,855	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	11,357,654
14,720	GFT Technologies SE (Software & Services)	440,830
23,168	Homag Group AG (Capital Goods)	897,250
37,074	Indus Holding AG (Capital Goods)	1,693,212
135,154	Jenoptik AG (Technology Hardware & Equipment)	1,821,744
4,903	MTU Aero Engines AG (Capital Goods)	450,151
89,539	Nemetschek AG (Software & Services)	4,109,832
63,265	Pfeiffer Vacuum Technology AG (Capital Goods)	5,828,847
167,683	Rheinmetall AG (Capital Goods)	11,980,927
241,304	Software AG (Software & Services)	8,163,642
8,080	STRATEC Biomedical AG (Health Care Equipment & Services)	474,451
126,979	TAG Immobilien AG (Real Estate)	1,494,827
50,780	Takkt AG (Retailing)	942,871
18,291	XING AG (Software & Services)	3,503,351
22,029	zooplus AG (Retailing)*	2,786,502

		81,252,661

Hong Kong – 1.4%
435,000	Brightoil Petroleum Holdings Ltd. (Energy)(a)	128,739
752,000	Champion REIT (REIT)	353,880
1,165,000	Emperor Entertainment Hotel Ltd. (Consumer Services)	208,067
1,418,000	Emperor International Holdings Ltd. (Real Estate)	227,434
1,552,000	Giordano International Ltd. (Retailing)	620,462
1,522,000	Global Brands Group Holding Ltd. (Consumer Durables & Apparel)*	233,694

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
55,000	Great Eagle Holdings Ltd. (Real Estate)	$ 154,484
22,899,000	G-Resources Group Ltd. (Materials)	527,729
1,460,000	Guotai Junan International Holdings Ltd. (Diversified Financials)	389,339
5,472,000	Haitong International Securities Group Ltd. (Diversified Financials)	2,731,302
49,500	Hopewell Holdings Ltd. (Capital Goods)	150,218
2,386,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	752,383
1,730,000	NewOcean Energy Holdings Ltd. (Energy)(a)	586,293
1,453,000	Samson Holding Ltd. (Consumer Durables & Apparel)	168,424
5,270,000	Shun Tak Holdings Ltd. (Capital Goods)	1,774,927
1,662,208	SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	2,578,466
109,138	SOCAM Development Ltd. (Capital Goods)*	60,243
934,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	545,527
607,000	Sunlight Real Estate Investment Trust (REIT)	288,322
2,744,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	2,655,225
4,326,000	The United Laboratories International Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,645,113
100,000	Tian An China Investments Co. Ltd. (Real Estate)	49,211
4,824,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)(a)	1,096,243
347,600	VST Holdings Ltd. (Technology Hardware & Equipment)	62,970

		17,988,695

Ireland – 0.8%
75,349	DCC PLC (Capital Goods)	5,817,170
76,774	Grafton Group PLC (Capital Goods)	771,664
129,410	Irish Continental Group PLC (Transportation)	734,595
365,272	UDG Healthcare PLC (Health Care Equipment & Services)	2,730,439

		10,053,868

Israel – 0.3%
175,101	Delek Automotive Systems Ltd. (Retailing)	1,551,924
6,890	Elbit Systems Ltd. (Capital Goods)	589,553
4,229	IDI Insurance Co. Ltd. (Insurance)	193,160

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
202,102	Migdal Insurance & Financial Holding Ltd. (Insurance)(a)	$ 132,423
196,120	Shufersal Ltd. (Food & Staples Retailing)*	621,452

		3,088,512

Italy – 5.1%
143,928	ACEA SpA (Utilities)	2,139,272
36,798	Amplifon SpA (Health Care Equipment & Services)	308,489
197,086	Astaldi SpA (Capital Goods)(a)	993,017
134,855	ASTM SpA (Transportation)	1,469,886
118,325	Banca IFIS SpA (Diversified Financials)	3,711,433
4,603,471	Banca Popolare di Milano Scarl (Banks)	3,779,447
652,792	Beni Stabili SpA SIIQ (REIT)	441,057
127,624	Biesse SpA (Capital Goods)	1,733,186
67,720	Cerved Information Solutions SpA (Diversified Financials)*	559,686
58,824	De’ Longhi SpA (Consumer Durables & Apparel)	1,407,251
103,236	DiaSorin SpA (Health Care Equipment & Services)	5,433,559
17,854	Engineering SpA (Software & Services)	1,136,736
272,839	ERG SpA (Energy)	3,423,351
906,187	Hera SpA (Utilities)	2,543,561
2,257,923	Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,783,935
88,553	Interpump Group SpA (Capital Goods)	1,126,972
3,028,521	Iren SpA (Utilities)	4,473,796
216,418	La Doria SpA (Food, Beverage & Tobacco)	2,845,019
9,720	MARR SpA (Food & Staples Retailing)	186,340
50,051	Mediaset SpA (Media)	168,018
130,728	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	3,240,114
10,158	Reply SpA (Software & Services)	1,331,504
5,383,609	Saras SpA (Energy)*(a)	11,300,457
296,557	Societa Cattolica di Assicurazioni SCRL (Insurance)	2,111,903
232,768	Societa Iniziative Autostradali e Servizi SpA (Transportation)	2,208,328
1,198,034	Unipol Gruppo Finanziario SpA (Insurance)	4,908,717

		64,765,034

Japan – 32.0%
318,200	Aderans Co. Ltd. (Household & Personal Products)	1,594,596
5,242	Advance Residence Investment Corp. (REIT)	11,349,295
2,613	AEON REIT Investment Corp. (REIT)(a)	2,720,180
15,800	Alpine Electronics, Inc. (Consumer Durables & Apparel)	180,073
110,300	Amano Corp. (Technology Hardware & Equipment)	1,455,214

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
136,500	AOKI Holdings, Inc. (Retailing)	$ 1,697,810
166,600	Aoyama Trading Co. Ltd. (Retailing)	6,631,592
144,600	Arcs Co. Ltd. (Food & Staples Retailing)	2,929,807
56,900	Artnature, Inc. (Household & Personal Products)	431,115
210,100	Asatsu-DK, Inc. (Media)	4,568,915
105,900	Autobacs Seven Co. Ltd. (Retailing)	1,851,587
9,600	C. Uyemura & Co. Ltd. (Materials)	380,480
84,400	Canon Electronics, Inc. (Technology Hardware & Equipment)	1,226,511
324,900	Canon Marketing Japan, Inc. (Retailing)	5,868,150
88,500	Cawachi Ltd. (Food & Staples Retailing)	1,490,042
65,000	Central Glass Co. Ltd. (Capital Goods)	348,919
70,800	Century Tokyo Leasing Corp. (Diversified Financials)	2,621,556
41,500	Chiyoda Integre Co. Ltd. (Capital Goods)	1,048,069
172,000	Chugoku Marine Paints Ltd. (Materials)	1,197,909
21,100	Cocokara fine, Inc. (Food & Staples Retailing)	877,078
12,900	Cosmo Energy Holdings Co. Ltd. (Energy)*	142,234
84,100	Daiichikosho Co. Ltd. (Media)	3,390,175
446,000	Daikyo, Inc. (Real Estate)	720,537
9,600	Daiseki Co. Ltd. (Commercial & Professional Services)	148,929
1,283	Daiwa House Residential Investment Corp. (REIT)	2,631,072
31,000	Daiwa Industries Ltd. (Capital Goods)	227,647
1,280	Daiwa Office Investment Corp. (REIT)	7,324,228
926,000	DCM Holdings Co. Ltd. (Retailing)	6,688,739
243,100	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	3,703,772
159,300	DTS Corp. (Software & Services)	3,311,326
148,800	Duskin Co. Ltd. (Commercial & Professional Services)	2,651,197
7,100	Dydo Drinco, Inc. (Food, Beverage & Tobacco)	320,606
735,200	EDION Corp. (Retailing)(a)	5,516,985
28,700	Exedy Corp. (Automobiles & Components)	670,422
19,300	Fields Corp. (Consumer Durables & Apparel)	342,521
383,400	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	3,694,423
80,900	Fuji Soft, Inc. (Software & Services)	1,822,306
669,000	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	1,141,766

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
46,700	Fujicco Co. Ltd. (Food, Beverage & Tobacco)	$ 868,492
27,500	Fujimi, Inc. (Materials)	351,358
50,500	Fuyo General Lease Co. Ltd. (Diversified Financials)	2,482,598
29,300	Geo Holdings Corp. (Retailing)	452,809
1,275	Global One Real Estate Investment Corp. (REIT)(a)	4,501,918
801,900	Gree, Inc. (Software & Services)(a)	3,535,933
140,400	Happinet Corp. (Retailing)	1,245,209
416,500	Heiwa Corp. (Consumer Durables & Apparel)	8,112,547
14,600	Heiwado Co. Ltd. (Food & Staples Retailing)	299,140
110,500	IBJ Leasing Co. Ltd. (Diversified Financials)	2,118,013
102,800	Ines Corp. (Software & Services)	990,929
416,500	IT Holdings Corp. (Software & Services)	9,190,877
175,300	Jafco Co. Ltd. (Diversified Financials)	5,686,708
55,200	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	734,620
1,687,400	Japan Display, Inc. (Technology Hardware & Equipment)*(a)	3,904,040
2,354	Japan Logistics Fund, Inc. (REIT)	4,686,432
150,000	Japan Securities Finance Co. Ltd. (Diversified Financials)	685,298
245,000	J-Oil Mills, Inc. (Food, Beverage & Tobacco)	705,560
142,500	Kadokawa Dwango (Media)*	2,110,301
122,300	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	8,078,216
21,400	Kasai Kogyo Co. Ltd. (Automobiles & Components)	279,855
429,600	Kenedix, Inc. (Real Estate)	1,745,478
184,900	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,225,619
633,500	Kitz Corp. (Capital Goods)	2,835,063
37,460	Koei Tecmo Holdings Co. Ltd. (Software & Services)	559,826
202,100	Kohnan Shoji Co. Ltd. (Retailing)	2,908,509
341,600	Kokuyo Co. Ltd. (Commercial & Professional Services)	3,666,435
137,800	Komeri Co. Ltd. (Retailing)	2,736,560
154,000	Komori Corp. (Capital Goods)	1,736,882
268,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	457,775
469,000	Kureha Corp. (Materials)	1,656,962
38,800	Kusuri No Aoki Co. Ltd. (Food & Staples Retailing)	1,675,752
1,168,000	KYB Corp. (Automobiles & Components)	3,368,513
170,700	Kyokuto Securities Co. Ltd. (Diversified Financials)	1,957,181

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
138,100	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,556,875
247,400	Kyowa Exeo Corp. (Capital Goods)	2,546,251
65,550	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)*	808,275
223,000	Maeda Road Construction Co. Ltd. (Capital Goods)	3,487,783
1,041,000	Makino Milling Machine Co. Ltd. (Capital Goods)	6,848,797
111,000	Marusan Securities Co. Ltd. (Diversified Financials)	1,125,385
59,100	Maruwa Co. Ltd. (Technology Hardware & Equipment)	1,285,909
901,600	Marvelous, Inc. (Software & Services)(a)	6,526,131
232,000	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	10,857,227
19,000	Matsuya Foods Co. Ltd. (Consumer Services)	452,166
176,500	Meiko Network Japan Co. Ltd. (Consumer Services)	1,650,393
90,600	Melco Holdings, Inc. (Technology Hardware & Equipment)	1,586,492
49,300	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	428,996
284,300	Mirait Holdings Corp. (Capital Goods)	2,214,712
200,000	Mito Securities Co. Ltd. (Diversified Financials)	678,489
58,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	265,334
43,300	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,348,715
2,952	Mori Trust Sogo REIT, Inc. (REIT)	4,922,960
456,000	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	2,080,749
125,600	NEC Networks & System Integration Corp. (Software & Services)	2,078,410
816,300	NET One Systems Co. Ltd. (Software & Services)	4,593,735
11,800	Nichiha Corp. (Capital Goods)	170,667
220,000	Nichirei Corp. (Food, Beverage & Tobacco)	1,638,438
415,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	3,021,018
248,000	Nippon Paper Industries Co. Ltd. (Materials)	3,983,927
260,000	Nippon Thompson Co. Ltd. (Capital Goods)	1,041,576
15,100	Nipro Corp. (Health Care Equipment & Services)	150,142
107,000	Nittetsu Mining Co. Ltd. (Materials)	413,545

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
119,600	Nitto Kogyo Corp. (Capital Goods)	$ 1,980,572
455,900	North Pacific Bank Ltd. (Banks)	1,399,594
189,900	NSD Co. Ltd. (Software & Services)	2,760,801
46,500	Ohsho Food Service Corp. (Consumer Services)	1,611,249
201,700	Okamura Corp. (Commercial & Professional Services)	1,833,162
154,000	Okasan Securities Group, Inc. (Diversified Financials)	857,964
1,235,000	OKUMA Corp. (Capital Goods)	9,403,805
232,900	Paltac Corp. (Retailing)	4,032,814
72,000	PanaHome Corp. (Consumer Durables & Apparel)	524,466
36,200	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	1,248,351
22,000	Parco Co. Ltd. (Retailing)	186,636
122,400	Plenus Co. Ltd. (Consumer Services)	1,889,534
28,000	Pola Orbis Holdings, Inc. (Household & Personal Products)	1,925,299
130,000	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	349,417
194,000	Riken Corp. (Automobiles & Components)	659,627
51,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	704,544
190,500	Round One Corp. (Consumer Services)	930,856
54,000	Ryobi Ltd. (Capital Goods)	222,469
23,300	Ryosan Co. Ltd. (Technology Hardware & Equipment)	631,076
110,000	Sakai Chemical Industry Co. Ltd. (Materials)	339,965
112,900	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	1,937,520
595,000	Sanyo Shokai Ltd. (Consumer Durables & Apparel)	1,502,995
362,000	Seino Holdings Co. Ltd. (Transportation)	3,943,317
94,200	Shimachu Co. Ltd. (Retailing)	2,138,524
393,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,417,947
503,600	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,082,794
318,000	Shinmaywa Industries Ltd. (Capital Goods)	2,568,622
5,898,000	Showa Denko KK (Materials)	6,462,736
32,800	Sintokogio Ltd. (Capital Goods)	246,704
752,900	SKY Perfect JSAT Holdings, Inc. (Media)	4,272,126
55,600	Sodick Co. Ltd. (Capital Goods)	365,424
1,191,400	Sojitz Corp. (Capital Goods)	2,573,353
120,000	St. Marc Holdings Co. Ltd. (Consumer Services)	3,225,238
222,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	904,891

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
142,600	Sumitomo Riko Co. Ltd. (Automobiles & Components)	$ 1,299,815
186,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	1,077,470
55,000	Tadano Ltd. (Capital Goods)	552,679
92,700	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	1,073,099
109,600	Tamron Co. Ltd. (Consumer Durables & Apparel)	1,566,563
84,800	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	286,612
58,000	The Japan Wool Textile Co Ltd. (Consumer Durables & Apparel)	406,350
156,900	The Nippon Signal Co. Ltd. (Technology Hardware & Equipment)	1,506,509
323,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	2,253,011
1,493,000	The Nishi-Nippon City Bank Ltd. (Banks)	3,348,002
725,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	3,030,492
34,450	The Okinawa Electric Power Co., Inc. (Utilities)	840,647
69,000	The Shikoku Bank Ltd. (Banks)	142,158
242,500	Toagosei Co. Ltd. (Materials)	2,026,578
15,100	Tocalo Co. Ltd. (Capital Goods)	288,794
340,700	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	7,909,878
19,900	Tohokushinsha Film Corp. (Media)	131,943
49,000	Tokai Carbon Co. Ltd. (Materials)	133,050
225,300	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	1,264,966
7,300	Tokyo Ohka Kogyo Co. Ltd. (Materials)	228,118
154,700	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,318,623
614,000	Tokyotokeiba Co. Ltd. (Consumer Services)	1,352,716
3,936	Tokyu REIT, Inc. (REIT)	4,630,756
848	Top REIT, Inc. (REIT)	3,056,968
298,400	Toppan Forms Co. Ltd. (Commercial & Professional Services)	3,585,024
232,100	Tosei Corp. (Real Estate)	1,431,169
1,461,000	Tosoh Corp. (Materials)	7,070,092
132,000	Toyo Securities Co. Ltd. (Diversified Financials)	402,696
590,000	Tsubakimoto Chain Co. (Capital Goods)	4,192,106
270,500	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	7,368,316
20,700	TV Asahi Holdings Corp. (Media)	376,974
49,200	Unipres Corp. (Automobiles & Components)	1,037,217

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,099,200	UNY Group Holdings Co. Ltd. (Food & Staples Retailing)	$ 7,042,250
24,030	Usen Corp. (Media)*	70,691
86,600	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	329,484
108,400	Wakita & Co. Ltd. (Capital Goods)	811,276
43,200	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	904,551
42,800	Xebio Holdings Co. Ltd. (Retailing)	754,763
72,000	Yamato Kogyo Co. Ltd. (Materials)	1,704,669
16,800	Yokohama Reito Co. Ltd. (Food & Staples Retailing)	147,853
90,100	Yorozu Corp. (Automobiles & Components)	1,928,128
21,700	Zenkoku Hosho Co. Ltd. (Diversified Financials)	680,087

		405,929,823

Jersey – 0.0%
227,549	Petra Diamonds Ltd. (Materials)	286,948

Luxembourg – 1.3%
133,618	Aperam SA (Materials)*	4,174,215
9,225	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	3,026,392
2,262,379	Regus PLC (Commercial & Professional Services)	9,563,769

		16,764,376

Netherlands – 2.3%
145,274	Aalberts Industries NV (Capital Goods)	4,588,459
83,973	ASM International NV (Semiconductors & Semiconductor Equipment)	3,344,706
216,044	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	4,378,260
18,325	Brunel International NV (Commercial & Professional Services)	307,408
188,518	Corbion NV (Materials)	4,190,939
21,880	Eurocommercial Properties NV CVA (Real Estate)	956,405
108,681	Euronext NV (Diversified Financials)(b)	5,268,467
78,910	NSI NV (REIT)	321,437
349,050	SNS REAAL NV (Diversified Financials)*(a)	—
72,479	Vastned Retail NV (REIT)	3,173,341
39,848	Wereldhave NV (REIT)	2,176,951
95,248	Wessanen (Food, Beverage & Tobacco)	808,649

		29,515,022

New Zealand – 0.9%
2,868,023	Air New Zealand Ltd. (Transportation)	5,502,165

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
New Zealand – (continued)
750,278	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	$ 4,217,708
576,986	Nuplex Industries Ltd. (Materials)	1,555,608

		11,275,481

Norway – 1.0%
112,313	Atea ASA (Software & Services)	914,194
265,401	Austevoll Seafood ASA (Food, Beverage & Tobacco)	1,702,949
224,650	Borregaard ASA (Materials)	1,140,133
100,782	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	3,865,175
210,116	Salmar ASA (Food, Beverage & Tobacco)	4,142,895
152,134	SpareBank 1 SMN (Banks)	824,852
16,341	TGS Nopec Geophysical Co. ASA (Energy)(a)	236,819

		12,827,017

Portugal – 0.4%
815,928	Altri SGPS SA (Materials)	3,315,186
32,546	CTT-Correios de Portugal SA (Transportation)	282,715
148,344	Portucel SA (Materials)	496,597
438,335	REN – Redes Energeticas Nacionais SGPS SA (Utilities)	1,317,617

		5,412,115

Singapore – 0.5%
410,600	Asian Pay Television Trust (Media)	179,145
350,100	Biosensors International Group Ltd. (Health Care Equipment & Services)*	189,823
785,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)	238,471
1,078,900	United Engineers Ltd. (Capital Goods)	1,353,601
818,900	Venture Corp. Ltd. (Technology Hardware & Equipment)	4,486,538
503,800	Yanlord Land Group Ltd. (Real Estate)	362,267

		6,809,845

Spain – 2.4%
338,751	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	6,540,153
18,496	Axiare Patrimonio SOCIMI SA (REIT)	224,011
422,703	Ebro Foods SA (Food, Beverage & Tobacco)(a)	8,284,506
993,418	Ence Energia y Celulosa SA (Materials)	3,167,977
115,489	Faes Farma SA (Pharmaceuticals, Biotechnology & Life Sciences)	338,520
268,770	Gamesa Corp. Tecnologica SA (Capital Goods)	5,022,931
60,052	Lar Espana Real Estate Socimi SA (REIT)	573,300

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
30,191	Let’s GOWEX SA (Telecommunication Services)*(a)	$ —
186,052	Melia Hotels International SA (Consumer Services)(a)	2,031,744
4,250	Miquel y Costas & Miquel SA (Materials)	160,000
105,129	NH Hotel Group SA (Consumer Services)*	436,778
88,715	Papeles y Cartones de Europa SA (Materials)	468,734
62,128	Viscofan SA (Food, Beverage & Tobacco)	3,723,832

		30,972,486

Sweden – 5.0%
134,718	Betsson AB (Consumer Services)*	2,153,431
199,982	Bilia AB (Retailing)	3,750,735
27,201	BillerudKorsnas AB (Materials)	433,446
25,966	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)	779,023
381,860	Byggmax Group AB (Retailing)	3,176,413
481,836	Castellum AB (Real Estate)	7,183,510
50,715	Dios Fastigheter AB (Real Estate)	333,432
149,406	Fabege AB (Real Estate)	2,316,319
413,295	Fastighets AB Balder Class B (Real Estate)*	9,234,621
162,737	Hemfosa Fastigheter AB (Real Estate)	1,608,091
314,243	Intrum Justitia AB (Commercial & Professional Services)	10,412,895
289,603	Inwido AB (Capital Goods)	3,209,876
46,248	JM AB (Consumer Durables & Apparel)	1,273,656
38,692	KappAhl AB (Retailing)	154,058
93,676	Kungsleden AB (Real Estate)	626,444
549,181	Mycronic AB (Technology Hardware & Equipment)	4,925,229
16,212	NCC AB Class B (Capital Goods)	550,387
23,182	NetEnt AB (Software & Services)*	1,159,376
366,187	Nobia AB (Consumer Durables & Apparel)	4,090,803
85,789	Nolato AB Class B (Capital Goods)	2,265,836
82,990	Peab AB (Capital Goods)	630,181
135,546	SAS AB (Transportation)*(a)	390,008
130,470	Wihlborgs Fastigheter AB (Real Estate)	2,506,591

		63,164,361

Switzerland – 5.0%
64,018	Ascom Holding AG (Registered) (Technology Hardware & Equipment)	1,021,894
15,330	Autoneum Holding AG (Automobiles & Components)*	3,344,526
1,853	Banque Cantonale Vaudoise (Registered) (Banks)	1,118,727

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
32,256	Cembra Money Bank AG (Diversified Financials)*	$ 1,940,760
12,348	Daetwyler Holding AG (Capital Goods)	1,576,358
3,799	dorma+kaba Holding AG (Registered) Class B (Commercial & Professional Services)	2,346,824
3,034	Emmi AG (Registered) (Food, Beverage & Tobacco)*	1,399,695
14,414	Flughafen Zuerich AG (Registered) (Transportation)	10,627,752
6,433	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	6,827,408
19,077	Georg Fischer AG (Registered) (Capital Goods)	12,607,249
826	Intershop Holding AG (Real Estate)	333,835
11,316	Kardex AG (Registered) (Capital Goods)*	810,981
22,456	Mobimo Holding AG (Registered) (Real Estate)*	4,741,032
170,819	Oriflame Holding AG (Household & Personal Products)*(a)	2,406,148
1,893	Rieter Holding AG (Registered) (Capital Goods)*	350,895
1,785	Schweiter Technologies AG (Capital Goods)	1,467,416
36,476	Tecan AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,267,246
33,877	Temenos Group AG (Registered) (Software & Services)*	1,646,640
25,053	Valiant Holding AG (Registered) (Banks)	2,733,859
30,006	Zehnder Group AG (Capital Goods)	1,056,003

		63,625,248

United Kingdom – 15.9%
1,096,706	Beazley PLC (Insurance)	5,896,855
234,418	Bellway PLC (Consumer Durables & Apparel)	9,308,203
269,844	Berendsen PLC (Commercial & Professional Services)	4,207,750
300,148	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	15,174,468
73,269	Betfair Group PLC (Consumer Services)	4,587,575
226,743	Big Yellow Group PLC (REIT)	2,497,110
152,567	Bodycote PLC (Capital Goods)	1,193,258
3,368,912	Booker Group PLC (Food & Staples Retailing)	8,017,278
52,653	Bovis Homes Group PLC (Consumer Durables & Apparel)	705,548
711,411	Britvic PLC (Food, Beverage & Tobacco)	7,344,657
463,155	Dart Group PLC (Transportation)	3,652,821

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
6,316	Dignity PLC (Consumer Services)	$ 212,080
121,724	Diploma PLC (Capital Goods)	1,166,016
50,020	Domino’s Pizza Group PLC (Consumer Services)	703,659
1,331,451	DS Smith PLC (Materials)	6,966,471
136,055	esure Group PLC (Insurance)	487,527
302,550	Galliford Try PLC (Capital Goods)	6,430,227
1,755,112	Globo PLC (Software & Services)*(a)	—
658,576	Great Portland Estates PLC (REIT)	7,222,922
324,933	Greggs PLC (Food & Staples Retailing)	4,842,930
1,035,455	Hansteen Holdings PLC (REIT)	1,640,667
683,238	Henderson Group PLC (Diversified Financials)	2,718,413
59,641	HomeServe PLC (Commercial & Professional Services)	344,774
162,011	Hunting PLC (Energy)	713,912
634,086	IG Group Holdings PLC (Diversified Financials)	6,652,050
875,295	Inchcape PLC (Retailing)	9,000,045
715,049	Indivior PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,547,963
759,277	Intermediate Capital Group PLC (Diversified Financials)	6,329,458
1,420,457	John Wood Group PLC (Energy)	13,129,796
69,149	Keller Group PLC (Capital Goods)	807,457
614,534	Lancashire Holdings Ltd. (Insurance)	5,493,436
1,291,908	LondonMetric Property PLC (REIT)	2,988,526
153,686	Lookers PLC (Retailing)	346,770
1,950,585	Man Group PLC (Diversified Financials)	4,561,755
210,327	Micro Focus International PLC (Software & Services)	4,165,981
611,421	Mitie Group PLC (Commercial & Professional Services)	2,470,144
1,177,455	Moneysupermarket.com Group PLC (Software & Services)	5,697,244
78,778	NewRiver Retail Ltd. (REIT)	378,285
193,491	OneSavings Bank PLC (Banks)	844,210
2,675,087	QinetiQ Group PLC (Capital Goods)	8,873,829
311,401	Redde PLC (Transportation)	801,277
1,040,819	Rentokil Initial PLC (Commercial & Professional Services)	2,330,343
43,593	Rightmove PLC (Software & Services)	2,487,358
377,463	Safestore Holdings PLC (REIT)	1,847,345
306,459	Savills PLC (Real Estate)	3,306,698
13,680	Shaftesbury PLC (REIT)	164,220
568,439	Subsea 7 SA (Energy)*	3,403,888
84,786	SVG Capital PLC (Diversified Financials)*	594,253
502,837	Synthomer PLC (Materials)	2,113,617

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
644,364	The Paragon Group of Cos. PLC (Banks)	$ 2,904,236
33,533	The UNITE Group PLC (Real Estate)	308,381
514,232	Tullett Prebon PLC (Diversified Financials)	2,476,159
110,007	WH Smith PLC (Retailing)	2,902,837
94,583	Workspace Group PLC (REIT)	1,091,138
252,306	WS Atkins PLC (Commercial & Professional Services)	5,210,964

		201,264,784

TOTAL COMMON STOCKS (Cost $1,217,428,005)		$1,227,233,872

Shares	Description	Rate	Value
Preferred Stocks – 0.1%
Germany – 0.1%
3,434	Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)	1.390%	$ 229,284
3,859	Sartorius AG (Health Care Equipment & Services)	1.080	989,723

TOTAL PREFERRED STOCKS (Cost $1,173,478)			$ 1,219,007

Shares	Distribution Rate	Value
Investment Company(c) – 1.3%
Goldman Sachs Financial Square Government Fund – FST Shares
16,411,410	0.232%	$ 16,411,410
(Cost $16,411,410)

Units	Description	Expiration Month	Value
Warrant* – 0.0%
France – 0.0%
9,966	Societe de la Tour Eiffel (Real Estate)	07/16	$ 2,807
(Cost $0)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,235,012,893)			$1,244,867,096

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 4.1%
Goldman Sachs Financial Square Money Market Fund – FST Shares
51,800,508	0.365%	$ 51,800,508
(Cost $51,800,508)

TOTAL INVESTMENTS – 102.1% (Cost $1,286,813,401)		$1,296,667,604

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%		(26,934,855)

NET ASSETS – 100.0%		$1,269,732,749

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,463,276, which represents approximately 0.7% of net assets as of January 31, 2016.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2016.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real EstateInvestment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	275	March 2016	$9,020,639	$(486,663)
FTSE 100 Index	54	March 2016	4,622,062	(5,090)
Hang Seng Index	4	February 2016	506,963	17,257
MSCI Singapore Index	25	February 2016	517,514	14,517
SPI 200 Index	24	March 2016	2,108,387	5,669
TSE TOPIX Index	47	March 2016	5,586,503	(269,257)

TOTAL				$(723,567)

TAX INFORMATION — At January 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,295,799,225

Gross unrealized gain	87,258,296

Gross unrealized loss	(86,389,917)

Net unrealized security gain	$868,379

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class (the FST Share class for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2016:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$20,433,212	$—
Asia	41,595,887	272,433,539	4,492,404
Europe	—	2,422,551	—
North America	53,906,640	—	—
South America	25,315,357	2,639,530	—
Securities Lending Reinvestment Vehicle	8,983,245	—	—
Total	$129,801,129	$297,928,832	$4,492,404

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$3,924,218	$—
Asia	677,880	205,613,679	—
Australia and Oceania	—	26,912,021	—
Europe	19,020,645	385,388,225	—
North America	565,910	—	—
Securities Lending Reinvestment Vehicle	5,473,881	—	—
Total	$25,738,316	$621,838,143	$—

Derivative Type
Assets(b)
Futures Contracts	$15,774	$—	$—
Liabilities(b)
Futures Contracts	$(620,475)	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$438,908,748	$—
Australia and Oceania	—	80,206,690	—
Europe	—	701,351,623	—
North America	—	7,988,625	—
Investment Company	16,411,410	—	—
Securities Lending Reinvestment Vehicle	51,800,508	—	—
Total	$68,211,918	$1,228,455,686	$—

Derivative Type
Assets(b)
Futures Contracts	$37,443	$—	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(761,010)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to even recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Subsequent Events — At a meeting held on October 14-15, 2015, the Trustees approved a reorganization pursuant to which the International Small Cap Fund (the “Acquired Fund”) will be reorganized with and into another series of the Goldman Sachs Trust — the Goldman Sachs International Small Cap Insights Fund (the “Surviving Fund”). Effective on or about February 5, 2016 (the “Closing Date”), shareholders of the Acquired Fund will own shares in the Surviving Fund equal in dollar value to their interest in the Acquired Fund on the Closing Date. As part of the reorganization, holders of Class A, Class C, Institutional, and Class IR Shares of the Acquired Fund, respectively, will receive Class A, Class C, Institutional, and Class IR Shares of the Surviving Fund. Shareholders of Service Shares of the Acquired Fund will receive Class A Shares of the Surviving Fund. The reorganization is intended to be a tax-free reorganization for Federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2016

*	Print the name and title of each signing officer under his or her signature.